UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/15

Item 1. Schedule of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited)

Franklin DynaTech Fund	Country	Shares	Value
Common Stocks 94.9%
Aerospace & Defense 0.5%
The Boeing Co.	United States	100,000	$14,459,000

Air Freight & Logistics 0.6%
FedEx Corp.	United States	120,000	17,878,800

Biotechnology 11.0%
[a]Alnylam Pharmaceuticals Inc.	United States	140,000	13,179,600
Amgen Inc.	United States	150,000	24,349,500
[a]Biogen Inc.	United States	150,000	45,952,500
[a]BioMarin Pharmaceutical Inc.	United States	165,000	17,285,400
[a]Celgene Corp.	United States	650,000	77,844,000
[a]Celldex Therapeutics Inc.	United States	250,000	3,920,000
Gilead Sciences Inc.	United States	650,000	65,773,500
[a]Heron Therapeutics Inc.	United States	325,000	8,677,500
[a]Incyte Corp.	United States	300,000	32,535,000
[a]Kite Pharma Inc.	United States	100,000	6,162,000
[a]Regeneron Pharmaceuticals Inc.	United States	85,000	46,143,950
			341,822,950
Commercial Services & Supplies 0.6%
[a]Stericycle Inc.	United States	150,000	18,090,000

Communications Equipment 2.2%
[a]Infinera Corp.	United States	350,000	6,342,000
[a]Palo Alto Networks Inc.	United States	350,000	61,649,000
			67,991,000
Consumer Finance 0.1%
[a]Synchrony Financial	United States	70,000	2,128,700

Diversified Financial Services 2.0%
Intercontinental Exchange Inc.	United States	130,000	33,313,800
Moody's Corp.	United States	300,000	30,102,000
			63,415,800
Electrical Equipment 1.1%
Acuity Brands Inc.	United States	150,000	35,070,000

Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., A	United States	400,000	20,892,000
Cognex Corp.	United States	200,000	6,754,000
			27,646,000
Energy Equipment & Services 1.1%
Core Laboratories NV	United States	80,000	8,699,200
Schlumberger Ltd.	United States	360,000	25,110,000
			33,809,200
Health Care Equipment & Supplies 5.3%
Abbott Laboratories	United States	550,000	24,700,500
C. R. Bard Inc.	United States	40,000	7,577,600
[a]DexCom Inc.	United States	450,000	36,855,000
[a]Edwards Lifesciences Corp.	United States	600,000	47,388,000
[a]IDEXX Laboratories Inc.	United States	300,000	21,876,000
[a]Nevro Corp.	United States	100,000	6,751,000
[a]Penumbra Inc.	United States	35,000	1,883,350
Stryker Corp.	United States	200,000	18,588,000
			165,619,450
Health Care Providers & Services 2.9%
[a]Henry Schein Inc.	United States	70,000	11,073,300
McKesson Corp.	United States	200,000	39,446,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)

UnitedHealth Group Inc.	United States	350,000	41,174,000
			91,693,300
Health Care Technology 1.6%
[a]athenahealth Inc.	United States	110,000	17,706,700
[a]Cerner Corp.	United States	300,000	18,051,000
[a]Veeva Systems Inc.	United States	500,000	14,425,000
			50,182,700
Industrial Conglomerates 0.2%
Roper Technologies Inc.	United States	40,000	7,591,600

Internet & Catalog Retail 8.2%
[a]Amazon.com Inc.	United States	225,000	152,075,250
[a]Ctrip.com International Ltd., ADR	China	200,000	9,266,000
[a]Liberty Ventures, A	United States	375,000	16,916,250
[a]Netflix Inc.	United States	275,000	31,454,500
[a]The Priceline Group Inc.	United States	35,000	44,623,250
			254,335,250
Internet Software & Services 13.7%
[a]Alphabet Inc., A	United States	130,000	101,141,300
[a]Alphabet Inc., C	United States	62,170	47,179,570
[a]Baidu Inc., ADR	China	125,000	23,630,000
[a]CoStar Group Inc.	United States	20,000	4,133,800
[a]Demandware Inc.	United States	250,000	13,492,500
[a]Facebook Inc., A	United States	1,000,000	104,660,000
[a]LinkedIn Corp., A	United States	200,000	45,016,000
[a]Match Group Inc.	United States	250,000	3,387,500
MercadoLibre Inc.	Argentina	100,000	11,434,000
NetEase Inc., ADR	China	110,000	19,936,400
[a]Shopify Inc., A	Canada	85,000	2,193,000
Tencent Holdings Ltd.	China	2,500,000	49,257,111
			425,461,181
IT Services 6.9%
[a]Euronet Worldwide Inc.	United States	100,000	7,243,000
[a]Fiserv Inc.	United States	165,000	15,090,900
MasterCard Inc., A	United States	1,000,000	97,360,000
[a]PayPal Holdings Inc.	United States	210,000	7,602,000
Total System Services Inc.	United States	175,000	8,715,000
Visa Inc., A	United States	1,000,000	77,550,000
			213,560,900
Life Sciences Tools & Services 3.0%
[a]Illumina Inc.	United States	200,000	38,389,000
Thermo Fisher Scientific Inc.	United States	200,000	28,370,000
[a]VWR Corp.	United States	500,000	14,155,000
[a]Waters Corp.	United States	100,000	13,458,000
			94,372,000
Media 1.2%
[a]Liberty Broadband Corp., A	United States	300,000	15,495,000
[a]Liberty Broadband Corp., C	United States	130,907	6,788,837
[a]Liberty Media Corp., A	United States	225,000	8,831,250
Naspers Ltd., N	South Africa	55,000	7,539,654
			38,654,741
Oil, Gas & Consumable Fuels 0.3%
Anadarko Petroleum Corp.	United States	175,000	8,501,500

Pharmaceuticals 4.2%
[a]Allergan PLC	United States	250,000	78,125,000
Bristol-Myers Squibb Co.	United States	220,000	15,133,800
Merck KGaA	Germany	250,000	24,323,853
Novo Nordisk AS, ADR	Denmark	10,000	580,800

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)

Perrigo Co. PLC	United States	80,000	11,576,000
			129,739,453
Real Estate Investment Trusts (REITs) 2.7%
American Tower Corp.	United States	400,000	38,780,000
Equinix Inc.	United States	155,527	47,031,365
			85,811,365
Semiconductors & Semiconductor Equipment 6.1%
ARM Holdings PLC, ADR	United Kingdom	750,000	33,930,000
ASML Holding NV, N.Y. shs	Netherlands	200,000	17,754,000
Avago Technologies Ltd.	Singapore	250,000	36,287,500
[a]Cavium Inc.	United States	300,000	19,713,000
Intel Corp.	United States	800,000	27,560,000
Lam Research Corp.	United States	300,000	23,826,000
[a]NXP Semiconductors NV	Netherlands	370,000	31,172,500
			190,243,000
Software 14.1%
[a]Adobe Systems Inc.	United States	475,000	44,621,500
[a]ANSYS Inc.	United States	250,000	23,125,000
[a]Aspen Technology Inc.	United States	400,000	15,104,000
[a]Atlassian Corp. PLC	United Kingdom	64,500	1,940,160
[a]Cyber-Ark Software Ltd./Israel	Israel	175,000	7,899,500
[a]Electronic Arts Inc.	United States	410,000	28,175,200
[a]Ellie Mae Inc.	United States	250,000	15,057,500
[a]Hubspot Inc.	United States	150,000	8,446,500
Intuit Inc.	United States	300,000	28,950,000
Microsoft Corp.	United States	350,000	19,418,000
[a]Mobileye NV	United States	150,000	6,342,000
[a]NetSuite Inc.	United States	400,000	33,848,000
[a]Rapid7 Inc.	United States	25,000	378,250
[a]Salesforce.com Inc.	United States	750,000	58,800,000
[a]ServiceNow Inc.	United States	650,000	56,264,000
[a]Splunk Inc.	United States	100,000	5,881,000
[a]Tyler Technologies Inc.	United States	135,000	23,533,200
[a]Ultimate Software Group Inc.	United States	200,000	39,102,000
[a]Workday Inc.	United States	300,000	23,904,000
			440,789,810
Technology Hardware, Storage & Peripherals 1.3%
Apple Inc.	United States	400,000	42,104,000

Textiles, Apparel & Luxury Goods 2.0%
NIKE Inc., B	United States	600,000	37,500,000
[a]Under Armour Inc., A	United States	300,000	24,183,000
			61,683,000
Wireless Telecommunication Services 1.1%
[a]SBA Communications Corp.	United States	325,000	34,147,750
[a]T-Mobile U.S. Inc.	United States	25,000	978,000
			35,125,750
Total Common Stocks (Cost $1,779,442,125)			2,957,780,450
Short Term Investments (Cost $156,362,441) 5.1%
Money Market Funds 5.1%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	156,362,441	156,362,441

Total Investments (Cost $1,935,804,566) 100.0%			3,114,142,891

Other Assets, less Liabilities 0.0%†			1,171,416
Net Assets 100.0%			$3,115,314,307

Franklin Custodian Funds
Statement of Investments, December 31, 2015 (unaudited) (continued)
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 9 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited)

Franklin Growth Fund	Country	Shares	Value
Common Stocks 86.8%
Automobiles & Components 1.8%
BorgWarner Inc.	United States	1,450,000	$62,683,500
Ford Motor Co.	United States	1,200,000	16,908,000
General Motors Co.	United States	800,000	27,208,000
Harley-Davidson Inc.	United States	913,096	41,445,427
Johnson Controls Inc.	United States	1,600,000	63,184,000
			211,428,927
Banks 0.7%
JPMorgan Chase & Co.	United States	600,000	39,618,000
Wells Fargo & Co.	United States	750,000	40,770,000
			80,388,000
Capital Goods 15.9%
3M Co.	United States	855,000	128,797,200
Allegion PLC	United States	366,666	24,170,623
The Boeing Co.	United States	1,100,000	159,049,000
Caterpillar Inc.	United States	550,000	37,378,000
Danaher Corp.	United States	1,000,000	92,880,000
Deere & Co.	United States	500,000	38,135,000
Emerson Electric Co.	United States	1,100,000	52,613,000
General Dynamics Corp.	United States	1,000,000	137,360,000
General Electric Co.	United States	1,800,000	56,070,000
Huntington Ingalls Industries Inc.	United States	166,666	21,141,582
Illinois Tool Works Inc.	United States	1,000,000	92,680,000
Ingersoll-Rand PLC	United States	1,100,000	60,819,000
Lockheed Martin Corp.	United States	500,000	108,575,000
Northrop Grumman Corp.	United States	1,100,000	207,691,000
Precision Castparts Corp.	United States	450,000	104,404,500
Raytheon Co.	United States	600,000	74,718,000
Rockwell Collins Inc.	United States	350,000	32,305,000
[a]Sensata Technologies Holding NV	United States	2,350,000	108,241,000
Stanley Black & Decker Inc.	United States	600,000	64,038,000
Textron Inc.	United States	1,600,000	67,216,000
United Technologies Corp.	United States	900,000	86,463,000
W.W. Grainger Inc.	United States	550,000	111,424,500
			1,866,169,405
Commercial & Professional Services 2.6%
Dun & Bradstreet Corp.	United States	650,000	67,554,500
Equifax Inc.	United States	500,000	55,685,000
[a]IHS Inc., A	United States	725,000	85,861,750
Robert Half International Inc.	United States	150,000	7,071,000
[a]Stericycle Inc.	United States	200,000	24,120,000
[a]Verisk Analytics Inc.	United States	850,000	65,348,000
			305,640,250
Consumer Durables & Apparel 2.0%
NIKE Inc., B	United States	1,800,000	112,500,000
VF Corp.	United States	2,000,000	124,500,000
			237,000,000
Consumer Services 1.0%
Carnival Corp.	United States	1,200,000	65,376,000
Graham Holdings Co., B	United States	80,000	38,797,600
Starwood Hotels & Resorts Worldwide Inc.	United States	250,000	17,320,000
			121,493,600
Diversified Financials 2.3%
American Express Co.	United States	600,000	41,730,000
[a]Berkshire Hathaway Inc., A	United States	184	36,395,200
BlackRock Inc.	United States	208,000	70,828,160
The Charles Schwab Corp.	United States	1,700,000	55,981,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)

T. Rowe Price Group Inc.	United States	900,000	64,341,000
			269,275,360
Energy 1.9%
Anadarko Petroleum Corp.	United States	1,100,000	53,438,000
Cabot Oil & Gas Corp., A	United States	1,200,000	21,228,000
[a]FMC Technologies Inc.	United States	1,500,000	43,515,000
Halliburton Co.	United States	850,000	28,934,000
Occidental Petroleum Corp.	United States	300,000	20,283,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	280,000	12,821,200
Schlumberger Ltd.	United States	550,000	38,362,500
			218,581,700
Food & Staples Retailing 0.5%
CVS Health Corp.	United States	600,000	58,662,000
Food, Beverage & Tobacco 3.0%
Brown-Forman Corp., B	United States	600,000	59,568,000
Bunge Ltd.	United States	250,000	17,070,000
Mead Johnson Nutrition Co., A	United States	1,225,000	96,713,750
[a]Monster Beverage Corp.	United States	900,000	134,064,000
PepsiCo Inc.	United States	450,000	44,964,000
			352,379,750
Health Care Equipment & Services 6.1%
Abbott Laboratories	United States	900,000	40,419,000
Aetna Inc.	United States	400,000	43,248,000
Baxter International Inc.	United States	400,000	15,260,000
Becton, Dickinson and Co.	United States	77,700	11,972,793
Cardinal Health Inc.	United States	300,000	26,781,000
[a]Edwards Lifesciences Corp.	United States	400,000	31,592,000
[a]Envision Healthcare Holdings Inc.	United States	1,600,000	41,552,000
[a]Express Scripts Holding Co.	United States	361,648	31,611,652
[a]Haemonetics Corp.	United States	1,000,000	32,240,000
[a]Henry Schein Inc.	United States	350,000	55,366,500
Hill-Rom Holdings Inc.	United States	300,000	14,418,000
[a]Intuitive Surgical Inc.	United States	150,000	81,924,000
[a]Laboratory Corp. of America Holdings	United States	500,000	61,820,000
Medtronic PLC	United States	406,300	31,252,596
Quest Diagnostics Inc.	United States	900,000	64,026,000
Stryker Corp.	United States	400,000	37,176,000
Teleflex Inc.	United States	500,000	65,725,000
[a]Varian Medical Systems Inc.	United States	300,000	24,240,000
Zimmer Biomet Holdings Inc.	United States	100,000	10,259,000
			720,883,541
Household & Personal Products 0.2%
The Procter & Gamble Co.	United States	335,000	26,602,350
Insurance 0.3%
Aflac Inc.	United States	600,000	35,940,000
Materials 3.6%
Air Products and Chemicals Inc.	United States	500,000	65,055,000
[a]Axalta Coating Systems Ltd.	United States	3,250,000	86,612,500
Celanese Corp., A	United States	1,200,000	80,796,000
Ecolab Inc.	United States	775,000	88,644,500
Martin Marietta Materials Inc.	United States	350,000	47,803,000
Praxair Inc.	United States	575,000	58,880,000
			427,791,000
Media 1.8%
Cable One Inc.	United States	80,000	34,692,800
The Walt Disney Co.	United States	1,687,290	177,300,433
			211,993,233
Pharmaceuticals, Biotechnology & Life Sciences 13.0%
AbbVie Inc.	United States	400,000	23,696,000
Agilent Technologies Inc.	United States	1,300,000	54,353,000
[a]Allergan PLC	United States	400,000	125,000,000

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)
Amgen Inc.	United States	1,000,000	162,330,000
Baxalta Inc.	United States	400,000	15,612,000
[a]Biogen Inc.	United States	500,000	153,175,000
[a]Bluebird Bio Inc.	United States	200,000	12,844,000
[a]Catalent Inc.	United States	3,000,000	75,090,000
[a]Celgene Corp.	United States	825,000	98,802,000
Eli Lilly & Co.	United States	1,350,000	113,751,000
Gilead Sciences Inc.	United States	600,000	60,714,000
[a]Illumina Inc.	United States	400,000	76,778,000
Johnson & Johnson	United States	1,200,100	123,274,272
Merck & Co. Inc.	United States	1,000,000	52,820,000
[a]Mettler-Toledo International Inc.	United States	425,000	144,130,250
[a]NantKwest Inc.	United States	248,600	4,308,238
[a,b]NantKwest Inc.	United States	326,400	5,090,861
Pfizer Inc.	United States	2,761,000	89,125,080
Roche Holding AG, ADR	Switzerland	1,700,000	58,599,000
[a]Waters Corp.	United States	575,000	77,383,500
			1,526,876,201
Real Estate 0.6%
American Tower Corp.	United States	715,000	69,319,250
Retailing 2.4%
[a]Amazon.com Inc.	United States	350,000	236,561,500
Expedia Inc.	United States	200,000	24,860,000
HSN Inc.	United States	100,000	5,067,000
[a]TripAdvisor Inc.	United States	200,000	17,050,000
			283,538,500
Semiconductors & Semiconductor Equipment 1.4%
ASML Holding NV, N.Y. shs	Netherlands	600,000	53,262,000
Intel Corp.	United States	1,100,000	37,895,000
Texas Instruments Inc.	United States	1,250,000	68,512,500
			159,669,500
Software & Services 11.6%
[a]Alibaba Group Holding Ltd., ADR	China	480,400	39,042,108
[a]Alphabet Inc., A	United States	165,000	128,371,650
[a]Alphabet Inc., C	United States	150,411	114,143,900
[a]Autodesk Inc.	United States	800,000	48,744,000
Automatic Data Processing Inc.	United States	700,000	59,304,000
CDK Global LLC	United States	233,333	11,076,317
[a]Check Point Software Technologies Ltd.	Israel	525,000	42,724,500
Computer Sciences Corp.	United States	1,400,000	45,752,000
CSRA Inc.	United States	1,400,000	42,000,000
[a]Facebook Inc., A	United States	400,000	41,864,000
[a]Fortinet Inc.	United States	1,500,000	46,755,000
IAC/InterActiveCorp	United States	300,000	18,015,000
International Business Machines Corp.	United States	600,000	82,572,000
Intuit Inc.	United States	1,000,000	96,500,000
MasterCard Inc., A	United States	1,000,000	97,360,000
Microsoft Corp.	United States	2,700,000	149,796,000
Oracle Corp.	United States	2,600,000	94,978,000
[a]ServiceNow Inc.	United States	700,000	60,592,000
Visa Inc., A	United States	1,200,000	93,060,000
[a]Yahoo! Inc.	United States	1,700,000	56,542,000
			1,369,192,475
Technology Hardware & Equipment 6.7%
Apple Inc.	United States	4,025,000	423,671,500
Cisco Systems Inc.	United States	2,945,000	79,971,475
EMC Corp.	United States	2,700,000	69,336,000
[a]Keysight Technologies Inc.	United States	650,000	18,414,500
QUALCOMM Inc.	United States	660,000	32,990,100
TE Connectivity Ltd.	United States	1,600,000	103,376,000

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)

[a]Trimble Navigation Ltd.	United States	2,700,000	57,915,000
			785,674,575
Transportation 6.8%
Alaska Air Group Inc.	United States	3,200,000	257,632,000
Allegiant Travel Co.	United States	200,000	33,566,000
C.H. Robinson Worldwide Inc.	United States	267,300	16,577,946
Canadian National Railway Co.	Canada	1,000,000	55,880,000
Canadian Pacific Railway Ltd.	Canada	500,000	63,800,000
Expeditors International of Washington Inc.	United States	600,000	27,060,000
Forward Air Corp.	United States	500,000	21,505,000
International Consolidated Airlines Group SA, ADR	United Kingdom	1,400,000	62,650,000
Kansas City Southern	United States	450,000	33,601,500
Ryanair Holdings PLC, ADR	Ireland	233,220	20,164,201
Union Pacific Corp.	United States	1,850,000	144,670,000
[a]United Continental Holdings Inc.	United States	1,050,000	60,165,000
			797,271,647
Utilities 0.6%
American Water Works Co. Inc.	United States	700,000	41,825,000
NextEra Energy Inc.	United States	250,000	25,972,500
			67,797,500
Total Common Stocks (Cost $4,537,512,315)			10,203,568,764
Short Term Investments (Cost $1,552,887,741) 13.2%
Money Market Funds 13.2%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	1,552,887,741	1,552,887,741
Total Investments (Cost $6,090,400,056) 100.0%			11,756,456,505

Other Assets, less Liabilities 0.0%†			1,537,356
Net Assets 100.0%			$11,757,993,861

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2015, the value of this security was $5,090,861, representing
0.04% of net assets.
c See Note 9 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR	- American Depositary Receipt

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited)

Franklin Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 45.5%
Consumer Discretionary 2.5%
Ford Motor Co.	United States	55,130,000	$776,781,700
General Motors Co.	United States	6,162,000	209,569,620
Nordstrom Inc.	United States	2,000,000	99,620,000
Target Corp.	United States	11,379,784	826,286,116
			1,912,257,436
Consumer Staples 1.7%
The Coca-Cola Co.	United States	4,000,000	171,840,000
PepsiCo Inc.	United States	7,500,000	749,400,000
Sysco Corp.	United States	8,500,000	348,500,000
			1,269,740,000
Energy 7.6%
BP PLC, ADR	United Kingdom	22,000,000	687,720,000
Canadian Oil Sands Ltd.	Canada	8,000,000	47,827,658
Chevron Corp.	United States	12,000,000	1,079,520,000
[a]Energy XXI Ltd.	United States	4,000,000	4,040,000
Exxon Mobil Corp.	United States	11,000,000	857,450,000
[a]Halcon Resources Corp.	United States	5,276,337	6,648,185
[a,b]Hercules Offshore Inc.	United States	1,407,881	3,055,102
Occidental Petroleum Corp.	United States	5,000,000	338,050,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	40,000,000	1,831,600,000
Spectra Energy Corp.	United States	7,000,000	167,580,000
Total SA, B, ADR	France	17,500,000	786,625,000
			5,810,115,945
Financials 2.8%
CBL & Associates Properties Inc.	United States	5,000,000	61,850,000
Commonwealth Bank of Australia	Australia	2,086,957	130,035,379
HCP Inc.	United States	1,500,000	57,360,000
JPMorgan Chase & Co.	United States	4,000,000	264,120,000
MetLife Inc.	United States	9,831,207	473,962,490
Outfront Media Inc.	United States	5,608,191	122,426,810
Royal Bank of Canada	Canada	5,000,000	268,018,506
The Toronto-Dominion Bank	Canada	3,000,000	117,631,750
U.S. Bancorp	United States	12,000,000	512,040,000
Wells Fargo & Co.	United States	3,000,000	163,080,000
			2,170,524,935
Health Care 6.1%
AstraZeneca PLC	United Kingdom	5,754,623	391,572,737
Bristol-Myers Squibb Co.	United States	5,405,100	371,816,829
Eli Lilly & Co.	United States	7,500,000	631,950,000
Johnson & Johnson	United States	5,000,000	513,600,000
Merck & Co. Inc.	United States	15,000,000	792,300,000
Pfizer Inc.	United States	30,000,000	968,400,000
Roche Holding AG	Switzerland	1,500,000	413,772,455
Sanofi, ADR	France	14,500,000	618,425,000
			4,701,837,021
Industrials 6.8%
The Boeing Co.	United States	1,060,000	153,265,400
[a,b]CEVA Holdings LLC	United Kingdom	91,371	41,116,977
Deere & Co.	United States	4,400,000	335,588,000
General Electric Co.	United States	40,000,000	1,246,000,000
Illinois Tool Works Inc.	United States	2,000,000	185,360,000
Lockheed Martin Corp.	United States	2,000,000	434,300,000
Raytheon Co.	United States	6,000,000	747,180,000
Republic Services Inc.	United States	9,500,000	417,905,000
Union Pacific Corp.	United States	5,000,000	391,000,000
United Technologies Corp.	United States	9,000,000	864,630,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)

Waste Management Inc.	United States	7,500,000	400,275,000
			5,216,620,377
Information Technology 2.9%
Analog Devices Inc.	United States	2,000,000	110,640,000
Cisco Systems Inc.	United States	6,548,874	177,834,673
Computer Sciences Corp.	United States	200,000	6,536,000
CSRA Inc.	United States	200,000	6,000,000
[a,c]First Data Holdings Inc., B	United States	6,854,566	98,829,132
Intel Corp.	United States	13,500,000	465,075,000
Microsoft Corp.	United States	7,500,000	416,100,000
Oracle Corp.	United States	6,000,000	219,180,000
QUALCOMM Inc.	United States	2,500,000	124,962,500
Texas Instruments Inc.	United States	8,325,000	456,293,250
Xilinx Inc.	United States	3,000,000	140,910,011
			2,222,360,566
Materials 4.7%
Agrium Inc.	Canada	6,500,000	580,710,000
[a]AngloGold Ashanti Ltd., ADR	South Africa	10,000,000	71,000,000
BASF SE	Germany	5,250,000	403,302,895
BHP Billiton PLC	Australia	32,500,000	364,065,632
The Dow Chemical Co.	United States	8,000,000	411,840,000
E. I. du Pont de Nemours and Co.	United States	7,000,000	466,200,000
The Mosaic Co.	United States	12,000,000	331,080,000
Praxair Inc.	United States	2,500,000	256,000,000
Rio Tinto PLC, ADR	United Kingdom	24,000,000	698,880,000
			3,583,078,527
Telecommunication Services 2.5%
AT&T Inc.	United States	15,000,000	516,150,000
BCE Inc.	Canada	5,500,000	212,556,929
Telstra Corp. Ltd.	Australia	30,000,000	122,606,550
TELUS Corp.	Canada	2,500,000	69,146,244
Verizon Communications Inc.	United States	20,000,000	924,400,000
Vodafone Group PLC	United Kingdom	10,727,271	34,943,327
			1,879,803,050
Utilities 7.9%
Ameren Corp.	United States	2,624,948	113,476,502
American Electric Power Co. Inc.	United States	5,000,000	291,350,000
Dominion Resources Inc.	United States	10,000,000	676,400,000
Duke Energy Corp.	United States	10,000,000	713,900,000
[a]Dynegy Inc., wts., 10/02/17	United States	1,180,073	554,634
Edison International	United States	1,775,000	105,097,750
Exelon Corp.	United States	20,000,000	555,400,000
NextEra Energy Inc.	United States	2,500,000	259,725,000
PG&E Corp.	United States	19,000,000	1,010,610,000
Pinnacle West Capital Corp.	United States	2,000,000	128,960,000
PPL Corp.	United States	4,685,219	159,906,525
Public Service Enterprise Group Inc.	United States	8,250,000	319,192,500
Sempra Energy	United States	5,200,000	488,852,000
The Southern Co.	United States	13,576,800	635,258,472
SSE PLC	United Kingdom	5,000,000	112,609,774
Xcel Energy Inc.	United States	12,000,000	430,920,000
			6,002,213,157
Total Common Stocks and Other Equity Interests (Cost $32,631,651,839)			34,768,551,014
Equity-Linked Securities 12.5%
Consumer Discretionary 2.3%
[d]Bank of America Corp. into General Motors Co., 8.00%, 144A	United States	2,820,000	96,984,876
[d]Credit Suisse New York into Target Corp., 6.00%, 144A	United States	1,870,000	137,310,734
[d]Deutsche Bank AG/London into General Motors Co., 8.00%, 144A	United States	2,800,000	96,165,440
[d]The Goldman Sachs Group Inc. into Ford Motor Co., 7.50%, 144A	United States	15,360,000	219,555,840
[d]The Goldman Sachs Group Inc. into Ford Motor Co., 9.00%, 144A	United States	17,915,000	257,357,933
[d]The Goldman Sachs Group Inc. into General Motors Co., 6.50%, 144A	United States	6,000,000	206,391,600
[d]JPMorgan Chase & Co. into Las Vegas Sands Corp., 9.00%, senior note, 144A	United States	1,817,000	80,243,989

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)
[d]Merrill Lynch International & Co. CV into General Motors Co., 8.00%, 144A	United States	6,590,000	217,372,468
[d]Merrill Lynch International & Co. CV into Target Corp., 6.00%, 144A	United States	2,455,000	180,341,354
[d]UBS AG into General Motors Co., 8.00%, 144A	United States	5,706,000	196,722,338
[d]UBS AG into Las Vegas Sands Corp., 9.00%, 144A	United States	2,494,000	112,917,845
			1,801,364,417
Consumer Staples 0.2%
[d]Barclays Bank PLC into Whole Foods Market Inc., 7.00%, 144A	United States	3,645,000	125,950,059
Energy 1.6%
[d]Citigroup Inc. into Anadarko Petroleum Corp., 6.50%, 144A	United States	2,130,000	107,087,454
[d]Credit Suisse New York into Chevron Corp., 7.00%, 144A	United States	2,065,000	184,868,092
[d]Credit Suisse New York into Schlumberger Ltd., 6.00%, 144A	United States	1,970,000	139,553,421
[d]Deutsche Bank AG/London into Anadarko Petroleum Corp., 9.50%, 144A	United States	1,900,000	93,338,640
[d]JPMorgan Chase & Co. into Anadarko Petroleum Corp., 8.50%, 144A	United States	2,584,000	131,335,418
[d]JPMorgan Chase & Co. into Devon Energy Corp., 7.50%, 144A	United States	2,516,000	82,997,808
[d]JPMorgan Chase & Co. into Halliburton Co., 8.50%, 144A	United States	3,054,000	105,457,063
[d]Royal Bank of Canada into Cabot Oil & Gas Corp., 6.50%, 144A	United States	4,790,000	86,352,204
[d]Royal Bank of Canada into Halliburton Co., 6.00%, 144A	United States	3,125,000	108,472,188
[d]UBS AG into Halliburton Co., 7.00%, 144A	United States	4,750,000	167,206,175
			1,206,668,463
Financials 1.0%
[d]Barclays Bank PLC into Bank of America Corp., 6.00%, 144A	United States	10,700,000	181,542,620
[d]Deutsche Bank AG/London into Bank of America Corp., 7.00%, 144A	United States	6,370,000	105,808,885
[d]Deutsche Bank AG/London into MetLife Inc., 6.50%, 144A	United States	3,000,000	146,253,300
[d]Royal Bank of Canada into Metlife Inc., 6.00%, 144A	United States	2,950,000	143,815,450
[d]UBS AG into Bank of America Corp., 6.50%, 144A	United States	9,586,000	158,192,965
			735,613,220
Health Care 1.0%
[d]Barclays Bank PLC into Medtronic PLC, 6.00%, 144A	United States	1,310,000	101,524,869
[d]Barclays Bank PLC into Pfizer Inc., 6.00%, 144A	United States	6,057,000	196,874,911
[d]The Goldman Sachs International into Medtronic PLC, 8.00%, 144A	United States	1,321,000	101,508,678
[d]JPMorgan Chase & Co. into Medtronic PLC, 6.00%, 144A	United States	1,308,000	101,505,901
[d]JPMorgan Chase & Co. into Merck & Co. Inc., 6.00%, senior note, 144A	United States	3,203,000	170,133,751
[d]Royal Bank of Canada into Eli Lilly & Co., 6.50%, 144A	United States	1,197,000	100,246,955
			771,795,065
Industrials 1.2%
[d]Barclays Bank PLC into The Boeing Co., 5.50%, 144A	United States	650,000	94,593,525
[d]The Goldman Sachs Group Inc. into General Electric Co., 5.50%, 144A	United States	14,423,000	425,934,267
[d]The Goldman Sachs International into Deere & Co., 9.50%, 144A	United States	2,020,000	153,385,266
[d]Royal Bank of Canada into Illinois Tool Works Inc., 6.50%, 144A	United States	1,070,000	99,477,900
[d]Merrill Lynch International & Co. CV into Deere & Co., 7.00%, 144A	United States	1,890,000	144,761,148
			918,152,106
Information Technology 3.4%
[d]Bank of America Corp. into QUALCOMM Inc., 6.00%, 144A	United States	1,400,000	70,847,140
[d]Barclays Bank PLC into Seagate Technology PLC, 12.50%, 144A	United States	1,380,000	51,420,456
[d]Citigroup Inc. into Apple Inc., 7.00%, 144A	United States	802,000	85,661,219
[d]Citigroup Inc. into Intel Corp., 7.50%, 144A	United States	6,864,000	223,056,662
[d]Citigroup Inc. into Microsoft Corp., 6.00%, 144A	United States	4,254,000	222,283,837
[d]Credit Suisse New York into Cisco Systems Inc., 6.00%, 144A	United States	6,600,000	180,605,700
[d]Credit Suisse New York into Cisco Systems Inc., 7.50%, 144A	United States	7,580,000	205,964,518
[d]Credit Suisse New York into QUALCOMM Inc., 6.00%, 144A	United States	2,910,000	147,792,207
[d]Credit Suisse New York into Texas Instruments Inc., 7.00%, 144A	United States	2,575,000	142,915,332
[d]Deutsche Bank AG/London into Cisco Systems Inc., 6.50%, 144A	United States	7,900,000	214,640,630
[d]The Goldman Sachs Group Inc. into Apple Inc., 7.50%, 144A	United States	1,561,000	169,249,864
[d]JPMorgan Chase & Co. into Google Inc., 4.50%, C, 144A	United States	524,000	309,829,672
[d]JPMorgan Chase & Co. into Microsoft Corp., 6.00%, senior note, 144A	United States	4,330,000	221,650,535
[d]UBS AG into Intel Corp., 7.00%, 144A	United States	5,750,000	199,587,100
[d]UBS AG into Intel Corp., 7.50%, 144A	United States	5,100,000	166,832,730
			2,612,337,602
Materials 1.7%
[d]Barclays Bank PLC into Alcoa Inc., 8.50%, 144A	United States	8,495,000	86,958,218
[d]Citigroup Inc. into Freeport-McMoRan Inc., 10.00%, 144A	United States	7,857,000	57,627,559
[d]Citigroup Inc. into Rio Tinto PLC, 9.00%, 144A	United Kingdom	4,275,000	125,986,388

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)
[d]Credit Suisse New York into The Dow Chemical Co., 8.00%, 144A	United States	3,790,000	195,508,666
[d]Deutsche Bank AG/London into Agrium Inc., 8.00%, 144A	Canada	1,050,000	95,658,150
[d]Deutsche Bank AG/London into The Dow Chemical Co., 7.50%, 144A	United States	5,700,000	278,972,820
[d]Merrill Lynch International & Co. CV into The Dow Chemical Co., 7.50%, 144A	United States	4,826,000	246,557,444
[d]Royal Bank of Canada into LyondellBasell Industries NV, 8.00%, A, 144A	United States	2,308,000	201,180,744
			1,288,449,989
Utilities 0.1%
[d]The Goldman Sachs Group Inc. into Calpine Corp., 6.00%, 144A	United States	4,895,000	73,452,901
Total Equity-Linked Securities (Cost $10,286,446,261)			9,533,783,822
Convertible Preferred Stocks 3.2%
Consumer Discretionary 0.2%
Fiat Chrysler Automobiles NV, 7.875%, cvt. pfd.	United Kingdom	1,100,000	129,860,500
Energy 0.0%†
Halcon Resources Corp., 5.75%, cvt. pfd., A	United States	37,000	1,535,500
Penn Virginia Corp., 6.00%, cvt. pfd., B	United States	474,400	889,500
Rex Energy Corp., 6.00%, cvt. pfd., A	United States	350,000	2,485,000
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	1,200,000	12,684,000
			17,594,000
Financials 1.8%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	695,218	760,060,983
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	2,800,000	70,420,000
[a]FNMA, 5.375%, cvt. pfd.	United States	4,250	44,625,000
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	475,097	552,530,685
			1,427,636,668
Health Care 0.1%
Allergan PLC, 5.50%, cvt. pfd.	United States	80,000	82,414,400
Industrials 0.1%
[a,b]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	2,897	1,810,781
[a,b]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	110,565	49,754,286
			51,565,067
Materials 0.1%
Alcoa Inc., 5.375%, cvt. pfd.	United States	3,056,375	101,807,851
Telecommunication Services 0.1%
T-Mobile US Inc., 5.50%, cvt. pfd.	United States	777,800	52,664,838
Utilities 0.8%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	1,490,000	79,089,200
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	2,500,000	120,200,000
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	1,490,000	79,968,300
Exelon Corp., 6.50%, cvt. pfd.	United States	2,250,000	91,057,500
NextEra Energy Inc., 5.799%, cvt. pfd.	United States	1,000,000	54,640,000
NextEra Energy Inc., 6.371%, cvt. pfd.	United States	3,650,000	192,829,500
			617,784,500
Total Convertible Preferred Stocks (Cost $2,711,997,101)			2,481,327,824
Preferred Stocks 0.2%
Financials 0.2%
[a]FHLMC, 8.375%, pfd., Z	United States	10,000,000	34,000,000
[a]FNMA, 8.25%, pfd.	United States	7,500,000	26,250,000
Morgan Stanley, 6.375%, pfd., I	United States	3,900,000	103,506,000
Total Preferred Stocks (Cost $523,900,000)			163,756,000
		Principal Amount*
Convertible Bonds 0.4%
Energy 0.3%
Cobalt International Energy Inc., cvt.,
senior bond, 3.125%, 5/15/24	United States	181,789,000	96,802,642
senior note, 2.625%, 12/01/19	United States	70,000,000	39,796,190
Energy XXI Ltd., cvt., senior note, 3.00%, 12/15/18	United States	41,985,000	3,148,875
SandRidge Energy Inc., cvt., senior note, 8.125%, 10/16/22	United States	112,500,000	19,048,163

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)

Stone Energy Corp., cvt., senior note, 1.75%, 3/01/17	United States	85,205,000	63,371,219
			222,167,089
Health Care 0.1%
[d]Impax Laboratories Inc., cvt., senior note, 144A, 2.00%, 6/15/22	United States	55,000,000	54,175,000
Total Convertible Bonds (Cost $488,182,822)			276,342,089
Corporate Bonds 29.6%
Consumer Discretionary 4.8%
[d,e]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	103,000,000	84,202,500
[d]Altice Financing SA, secured note, 144A, 6.625%, 2/15/23	Luxembourg	40,000,000	39,600,000
[d]Altice Luxembourg SA,
senior bond, 144A, 7.625%, 2/15/25	Luxembourg	20,000,000	17,300,000
senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	25,000,000	22,546,875
AMC Networks Inc., 4.75%, 12/15/22	United States	26,500,000	26,599,375
[d]Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	49,600,000	49,302,400
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	57,800,000	58,522,500
senior bond, 5.125%, 2/15/23	United States	170,000,000	170,637,500
senior bond, 5.75%, 9/01/23	United States	67,000,000	68,842,500
senior bond, 5.75%, 1/15/24	United States	168,000,000	173,040,000
[d] senior note, 144A, 5.125%, 5/01/23	United States	50,000,000	50,187,500
[d]CCO Safari II LLC, senior secured note, 144A, 4.908%, 7/23/25	United States	90,000,000	90,047,430
[d]CCOH Safari LLC, senior bond, 144A, 5.75%, 2/15/26	United States	50,000,000	50,250,000
Cinemark USA Inc.,
senior bond, 4.875%, 6/01/23	United States	23,000,000	22,511,250
senior note, 5.125%, 12/15/22	United States	50,000,000	49,812,500
[e]Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	50,000,000	17,125,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	250,000,000	217,500,000
senior note, 5.125%, 5/01/20	United States	45,000,000	44,662,500
senior note, 5.875%, 7/15/22	United States	232,000,000	216,920,000
senior note, 5.875%, 11/15/24	United States	150,100,000	133,964,250
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	170,000,000	162,167,420
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	67,600,000	67,008,500
iHeartCommunications Inc.,
senior note, 10.00%, 1/15/18	United States	45,000,000	17,325,000
senior note, 10.625%, 3/15/23	United States	100,000,000	69,750,000
senior secured bond, first lien, 9.00%, 3/01/21	United States	319,775,000	224,242,219
senior secured note, first lien, 9.00%, 12/15/19	United States	265,800,000	197,688,750
senior secured note, first lien, 11.25%, 3/01/21	United States	50,000,000	35,187,500
senior secured note, first lien, 9.00%, 9/15/22	United States	109,400,000	75,896,250
[d]International Game Technology PLC,
senior note, 144A, 5.625%, 2/15/20	United States	42,500,000	42,075,000
senior secured bond, 144A, 6.50%, 2/15/25	United States	84,000,000	74,340,000
senior secured note, 144A, 6.25%, 2/15/22	United States	46,600,000	43,949,625
KB Home,
senior bond, 7.50%, 9/15/22	United States	35,000,000	35,000,000
senior note, 7.00%, 12/15/21	United States	50,000,000	49,562,500
MGM Resorts International, senior note,
6.75%, 10/01/20	United States	27,450,000	28,342,125
7.75%, 3/15/22	United States	80,000,000	85,300,000
Outfront Media Capital LLC/Corp., senior bond, 5.875%, 3/15/25	United States	30,000,000	30,562,500
Quebecor Media Inc., senior bond, 5.75%, 1/15/23	Canada	70,300,000	71,090,875
Regal Entertainment Group, senior note, 5.75%, 3/15/22	United States	50,000,000	50,187,500
[d]Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	45,000,000	46,462,500
senior note, 144A, 5.875%, 4/01/23	United States	45,000,000	46,350,000
[d]Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	120,000,000	125,700,000
senior note, 144A, 4.625%, 5/15/23	United States	88,400,000	86,963,500
[d]Univision Communications Inc., senior secured note, first lien, 144A, 5.125%,
5/15/23	United States	135,500,000	131,096,250
2/15/25	United States	67,500,000	64,293,750
[d]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	80,000,000	80,100,000

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)
[d]Wynn Las Vegas LLC/Capital Corp., senior bond, 144A, 4.25%, 5/30/23	United States	43,300,000		37,210,937
[d]Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	100,000,000		89,500,000
[d]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	25,000,000		22,062,500
				3,692,989,281
Consumer Staples 0.7%
Cott Beverages Inc., senior note,
6.75%, 1/01/20	United States	40,100,000		41,503,500
5.375%, 7/01/22	United States	49,377,000		48,512,903
[d]ESAL GmbH, senior note, 144A, 6.25%, 2/05/23	Brazil	50,000,000		44,401,250
[d]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	80,000,000		72,800,000
senior note, 144A, 7.25%, 6/01/21	United States	103,500,000		103,241,250
senior note, 144A, 5.75%, 6/15/25	United States	55,000,000		48,125,000
[d]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	48,000,000		49,080,000
7.75%, 3/15/24	United States	50,000,000		52,500,000
U.S. Foods Inc., 8.50%, 6/30/19	United States	70,000,000		72,275,000
				532,438,903
Energy 4.4%
[d,f]American Energy-Woodford LLC/AEW Finance Corp., senior secured note, second lien,
144A, PIK, 12.00%, 12/30/20	United States	37,100,000		5,750,500
Antero Resources Corp., senior note,
6.00%, 12/01/20	United States	47,000,000		39,480,000
5.375%, 11/01/21	United States	75,000,000		60,375,000
5.125%, 12/01/22	United States	122,500,000		93,712,500
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., senior note,
9.25%, 8/15/21	United States	35,000,000		7,350,000
Bill Barrett Corp., senior note,
7.625%, 10/01/19	United States	195,000,000		137,475,000
7.00%, 10/15/22	United States	135,000,000		91,125,000
California Resources Corp.,
[d] second lien, 144A, 8.00%, 12/15/22	United States	235,404,000		124,469,865
senior bond, 6.00%, 11/15/24	United States	29,171,000		8,970,083
senior note, 5.00%, 1/15/20	United States	31,009,000		11,202,001
senior note, 5.50%, 9/15/21	United States	27,563,000		8,820,160
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 6.50%,
4/15/21	United States	33,100,000		28,962,500
CGG SA, senior note,
6.50%, 6/01/21	France	74,496,000		33,523,200
6.875%, 1/15/22	France	58,600,000		26,333,375
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	128,078,100		62,117,878
Chesapeake Energy Corp.,
[d] secured note, second lien, 144A, 8.00%, 12/15/22	United States	237,212,000		117,419,940
senior note, 7.25%, 12/15/18	United States	100,000,000		40,000,000
Denbury Resources Inc.,
senior bond, 6.375%, 8/15/21	United States	64,112,000		23,400,880
senior note, 5.50%, 5/01/22	United States	195,000,000		65,711,100
senior sub. note, 4.625%, 7/15/23	United States	142,975,000		46,735,668
Energy Transfer Equity LP, senior secured bond, first lien,
5.875%, 1/15/24	United States	36,500,000		29,930,000
5.50%, 6/01/27	United States	150,000,000		114,750,000
Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	390,000,000		111,150,000
[d] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	400,000,000		141,000,000
[d]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	85,000,000		30,068,750
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	250,500,000		67,635,000
[d]Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	United States	38,900,000		31,898,000
[d]Goodrich Petroleum Corp., second lien, 144A, 8.00%, 3/15/18	United States	70,000	[g]	30,450,000
Halcon Resources Corp.,
[d] secured note, second lien, 144A, 8.625%, 2/01/20	United States	190,000,000		131,812,500
senior note, 9.75%, 7/15/20	United States	16,500,000		4,867,500
senior note, 8.875%, 5/15/21	United States	28,675,000		8,459,125
senior note, 9.25%, 2/15/22	United States	15,000,000		4,425,000

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)
[d] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	460,000,000	158,700,000
Kinder Morgan Inc.,
senior note, MTN, 7.75%, 1/15/32	United States	118,000,000	112,475,122
[d] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	115,000,000	105,355,410
[d]Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	United States	482,500,000	246,075,000
[d]McDermott International Inc., second lien, 144A, 8.00%, 5/01/21	United States	55,000,000	44,000,000
[d]NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	53,000,000	49,555,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., senior
note, 6.50%, 4/01/19	United States	72,700,000	63,067,250
PetroQuest Energy Inc., senior note, 10.00%, 9/01/17	United States	60,000,000	40,500,000
Rex Energy Corp., senior note,
8.875%, 12/01/20	United States	98,000,000	22,050,000
6.25%, 8/01/22	United States	70,000,000	14,350,000
Sabine Pass Liquefaction LLC,
first lien, 6.25%, 3/15/22	United States	75,000,000	69,750,000
first lien, 5.625%, 4/15/23	United States	149,450,000	131,889,625
senior secured note, first lien, 5.75%, 5/15/24	United States	75,000,000	65,625,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	155,000,000	95,325,000
6.125%, 1/15/23	United States	140,000,000	76,300,000
SandRidge Energy Inc.,
[d] second lien, 144A, 8.75%, 6/01/20	United States	157,340,000	47,988,700
senior note, 8.75%, 1/15/20	United States	120,000,000	12,150,000
senior note, 7.50%, 3/15/21	United States	268,000,000	29,480,000
senior note, 8.125%, 10/15/22	United States	10,100,000	1,161,500
senior note, 7.50%, 2/15/23	United States	33,716,000	3,835,195
Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	230,000,000	77,050,000
[d]Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	45,000,000	10,462,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	250,000,000	88,750,000
The Williams Cos. Inc., senior bond, 3.70%, 1/15/23	United States	60,700,000	41,989,529
			3,347,265,356
Financials 4.9%
[h]Bank of America Corp., junior sub. bond,
AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	80,000,000	81,200,000
M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	100,000,000	101,875,000
U, 5.20% to 6/01/23, FRN thereafter, Perpetual	United States	80,000,000	74,600,000
X, 6.25% to 9/05/24, FRN thereafter, Perpetual	United States	85,000,000	85,318,750
[h]Barclays PLC, sub. bond, 8.25% to 12/15/18, FRN thereafter, Perpetual	United Kingdom	75,000,000	79,986,000
CIT Group Inc., senior bond, 5.00%, 8/01/23	United States	50,000,000	50,875,000
[h]Citigroup Inc., junior sub. bond,
5.35% to 5/15/23, FRN thereafter, Perpetual	United States	179,195,000	170,011,256
5.90% to 2/15/23, FRN thereafter, Perpetual	United States	33,000,000	32,505,000
5.95% to 1/30/23, FRN thereafter, Perpetual	United States	165,000,000	161,658,750
M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	270,000,000	263,587,500
O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	160,000,000	159,000,000
P, 5.95% to 5/15/25, FRN thereafter, Perpetual	United States	25,000,000	24,093,750
Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	120,000,000	119,741,640
Equinix Inc., senior bond, 5.875%, 1/15/26	United States	26,500,000	27,361,250
[h]Fifth Third Bancorp, junior sub. bond, 5.10% to 6/30/23, FRN thereafter, Perpetual	United States	54,000,000	48,397,500
[h]The Goldman Sachs Group Inc., junior sub. note, 5.70% to 5/10/19, FRN thereafter,
Perpetual	United States	30,000,000	29,850,000
[h]HSBC Holdings PLC, junior sub. bond, 6.375% to 9/17/24, FRN thereafter, Perpetual	United Kingdom	40,000,000	39,668,000
International Lease Finance Corp., senior note, 8.75%, 3/15/17	United States	45,000,000	48,037,500
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	90,000,000	87,187,500
iStar Inc., senior note, 5.00%, 7/01/19	United States	108,500,000	105,787,500
[h]JPMorgan Chase & Co., junior sub. bond,
6.125% to 4/30/24, FRN thereafter, Perpetual	United States	60,000,000	60,750,000
6.75% to 2/01/24, FRN thereafter, Perpetual	United States	100,000,000	109,125,000
I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	800,000,000	815,400,000
Q, 5.15% to 5/01/23, FRN thereafter, Perpetual	United States	100,000,000	94,750,000
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	105,000,000	105,115,920
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000,000	190,250,000
X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	80,000,000	80,508,000
[h]MetLife Inc., junior sub. note, 5.25% to 6/15/20, FRN thereafter, Perpetual	United States	57,900,000	59,058,000

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)
[h]Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	58,000,000	58,072,500
Navient Corp., senior note, 6.125%, 3/25/24	United States	50,000,000	40,937,500
[d]OneMain Financial Holdings Inc., senior note, 144A,
6.75%, 12/15/19	United States	75,000,000	76,218,750
7.25%, 12/15/21	United States	55,700,000	55,978,500
[h]PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter,
Perpetual	United States	54,000,000	50,767,020
[h]Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	129,500,000	130,956,875
			3,718,629,961
Health Care 2.9%
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	United States	155,000,000	156,937,500
7.125%, 7/15/20	United States	100,000,000	100,125,000
6.875%, 2/01/22	United States	300,000,000	286,125,000
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	81,000,000	81,151,875
[d]Endo Finance LLC/Endo Ltd./Endo Finco Inc., senior note, 144A, 6.00%, 7/15/23	United States	22,325,000	22,325,000
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	120,000,000	123,600,000
senior note, 7.50%, 2/15/22	United States	150,000,000	166,875,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	20,000,000	20,200,000
senior secured note, first lien, 5.00%, 3/15/24	United States	134,800,000	134,800,000
[d]Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	59,255,000	57,921,763
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	50,000,000	46,187,500
[d]Mallinckrodt International Finance SA/Mallinckrodt CB LLC, senior note, 144A,
5.75%, 8/01/22	United States	55,000,000	53,075,000
5.625%, 10/15/23	United States	35,000,000	33,425,000
5.50%, 4/15/25	United States	40,000,000	37,000,000
Tenet Healthcare Corp.,
4.375%, 10/01/21	United States	140,000,000	135,800,000
senior note, 8.00%, 8/01/20	United States	65,800,000	66,293,500
senior note, 8.125%, 4/01/22	United States	241,900,000	242,504,750
senior note, 6.75%, 6/15/23	United States	241,700,000	224,629,937
senior secured note, first lien, 4.50%, 4/01/21	United States	50,000,000	49,000,000
[d]Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	62,400,000	55,848,000
senior note, 144A, 5.375%, 3/15/20	United States	20,000,000	18,900,000
senior note, 144A, 5.875%, 5/15/23	United States	83,500,000	74,941,250
[d]Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	65,400,000	63,438,000
			2,251,104,075
Industrials 2.1%
The ADT Corp.,
[e] senior bond, 4.125%, 6/15/23	United States	110,000,000	103,400,000
senior note, 3.50%, 7/15/22	United States	58,500,000	52,650,000
[d]Ahern Rentals Inc., secured note, second lien, 144A, 7.375%, 5/15/23	United States	50,000,000	40,625,000
[d]Algeco Scotsman Global Finance PLC,
senior note, 144A, 10.75%, 10/15/19	United Kingdom	25,000,000	9,875,000
senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	88,900,000	74,342,625
[d]Bombardier Inc.,
144A, 5.50%, 9/15/18	Canada	27,000,000	24,910,200
senior bond, 144A, 6.125%, 1/15/23	Canada	81,300,000	56,503,500
senior bond, 144A, 7.50%, 3/15/25	Canada	50,100,000	35,320,500
senior note, 144A, 6.00%, 10/15/22	Canada	35,000,000	24,710,000
[b,d]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	164,778,982	139,650,187
[h]General Electric Co., junior sub. bond, 4.20% to 6/15/23, FRN thereafter, Perpetual	United States	90,153,000	89,814,926
Hertz Corp., senior note, 6.75%, 4/15/19	United States	165,000,000	168,960,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	90,000,000	60,300,000
[d]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	39,000,000	33,345,000
[d]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	60,650,000	51,362,969
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	71,500,000	71,464,250
senior sub. note, 5.50%, 10/15/20	United States	39,500,000	38,413,750
senior sub. note, 6.00%, 7/15/22	United States	94,800,000	93,141,000
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	121,700,000	121,091,500

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)
[d]XPO Logistics Inc., senior note, 144A,
7.875%, 9/01/19	United States	58,400,000		59,598,368
6.50%, 6/15/22	United States	250,000,000		232,187,500
				1,581,666,275
Information Technology 1.9%
[d]Belden Inc., senior sub. note, 144A, 5.50%, 9/01/22	United States	40,000,000		38,700,000
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	130,805,000		87,475,844
[d,f]Boxer Parent Co. Inc., senior note, 144A, PIK, 9.00%, 10/15/19	United States	55,000,000		34,306,250
[d]CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	85,000,000		81,068,750
senior note, 144A, 5.00%, 6/15/21	United States	75,000,000		72,187,500
[d]CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	69,200,000		66,778,000
[d]First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	70,000,000		69,125,000
senior note, 144A, 7.00%, 12/01/23	United States	312,500,000		313,281,250
[f] senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	156,440,000		163,651,884
senior secured note, first lien, 144A, 5.375%, 8/15/23	United States	75,000,000		75,562,500
[d]Freescale Semiconductor Inc.,
secured note, 144A, 5.00%, 5/15/21	United States	59,450,000		61,084,875
senior secured note, 144A, 6.00%, 1/15/22	United States	118,850,000		124,792,500
[d]Infor (U.S.) Inc., senior note, 144A, 6.50%, 5/15/22	United States	50,000,000		42,375,000
[d,f]Infor Software Parent LLC/Inc., senior note, 144A, PIK, 7.125%, 5/01/21	United States	24,650,000		17,902,062
[d]Inmarsat Finance PLC, senior note, 144A, 4.875%, 5/15/22	United Kingdom	45,000,000		43,481,250
[d]Match Group Inc., senior note, 144A, 6.75%, 12/15/22	United States	45,000,000		44,775,000
NCR Corp., senior note,
5.00%, 7/15/22	United States	41,000,000		39,923,750
6.375%, 12/15/23	United States	45,000,000		44,493,750
[d]Qorvo Inc., senior note, 144A, 6.75%, 12/01/23	United States	50,000,000		51,125,000
				1,472,090,165
Materials 2.6%
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	37,300,000		35,994,500
6.00%, 6/30/21	Luxembourg	45,000,000		42,187,500
Ball Corp., senior bond, 4.00%, 11/15/23	United States	100,000,000		95,875,000
[d]BWAY Holding Co., senior note, 144A, 9.125%, 8/15/21	United States	55,000,000		51,700,000
[d]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	88,400,000		76,189,750
[d]Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	80,000,000		66,900,000
secured note, 144A, 7.25%, 1/15/21	Mexico	111,000,000		107,392,500
[d]The Chemours Co., senior note, 144A, 6.625%, 5/15/23	United States	99,900,000		70,429,500
[d]Consolidated Minerals Ltd., senior secured note, 144A, 8.00%, 5/15/20	Jersey Islands	25,000,000		12,437,500
Crown Americas LLC/Crown Americas Capital Corp. IV, senior bond, 4.50%, 1/15/23	United States	115,000,000		112,987,500
[d]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	61,630,000		40,059,500
7.00%, 2/15/21	Canada	63,630,000		40,245,975
[d]FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 8.25%, 11/01/19	Australia	82,000,000		65,395,000
senior secured note, 144A, 9.75%, 3/01/22	Australia	500,000,000		450,937,500
HudBay Minerals Inc., senior note, 9.50%, 10/01/20	Canada	72,100,000		53,173,750
[d]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	53,700,000	EUR	58,513,911
[d]Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	47,500,000		48,301,562
[d]Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	35,500,000		30,885,000
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	61,800,000		63,016,842
senior note, 8.50%, 5/15/18	United States	109,900,000		108,801,000
senior note, 9.00%, 4/15/19	United States	100,100,000		98,848,750
senior note, 9.875%, 8/15/19	United States	127,000,000		128,111,250
senior secured note, 7.875%, 8/15/19	United States	30,000,000		31,162,500
senior secured note, first lien, 6.875%, 2/15/21	United States	25,600,000		26,432,000
[d]Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	48,000,000		49,200,000
				1,965,178,290
Telecommunication Services 3.4%
CenturyLink Inc., senior note, 5.80%, 3/15/22	United States	68,000,000		62,577,000
Consolidated Communications Inc., senior note, 6.50%, 10/01/22	United States	100,000,000		84,500,000

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)
[d]Digicel Ltd., senior note, 144A, 6.75%, 3/01/23	Bermuda	73,300,000		61,684,149
Frontier Communications Corp.,
senior bond, 8.75%, 4/15/22	United States	43,900,000		40,827,000
senior bond, 7.625%, 4/15/24	United States	24,900,000		21,040,500
senior note, 9.25%, 7/01/21	United States	63,600,000		62,725,500
senior note, 7.125%, 1/15/23	United States	115,850,000		100,499,875
[d] senior note, 144A, 8.875%, 9/15/20	United States	30,000,000		30,450,000
[d] senior note, 144A, 10.50%, 9/15/22	United States	20,000,000		19,925,000
[d] senior note, 144A, 11.00%, 9/15/25	United States	50,000,000		49,625,000
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	170,000,000		133,875,000
Intelsat Luxembourg SA, senior note, 7.75%, 6/01/21	Luxembourg	43,000,000		20,210,000
[d]Neptune Finco Corp.,
senior bond, 144A, 10.875%, 10/15/25	United States	26,000,000		27,316,250
senior note, 144A, 10.125%, 1/15/23	United States	75,000,000		78,375,000
Sprint Capital Corp., senior bond, 6.875%, 11/15/28	United States	126,000,000		88,515,000
Sprint Communications Inc.,
11.50%, 11/15/21	United States	200,000,000		185,000,000
senior note, 8.375%, 8/15/17	United States	125,000,000		123,750,000
senior note, 7.00%, 8/15/20	United States	57,500,000		44,562,500
senior note, 6.00%, 11/15/22	United States	185,000,000		133,200,000
[d] senior note, 144A, 9.00%, 11/15/18	United States	70,000,000		73,850,000
[d] senior note, 144A, 7.00%, 3/01/20	United States	25,000,000		25,125,000
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	187,350,000		141,168,225
senior bond, 7.125%, 6/15/24	United States	235,650,000		172,613,625
senior note, 7.625%, 2/15/25	United States	100,000,000		73,500,000
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	50,000,000		51,125,000
senior note, 6.25%, 4/01/21	United States	97,000,000		100,395,000
senior note, 6.633%, 4/28/21	United States	100,000,000		104,750,000
senior note, 6.731%, 4/28/22	United States	50,000,000		52,250,000
senior note, 6.00%, 3/01/23	United States	30,000,000		30,450,000
senior note, 6.836%, 4/28/23	United States	17,000,000		17,637,500
[d]Telecom Italia SpA, senior note, 144A, 5.303%, 5/30/24	Italy	55,000,000		54,621,875
[d]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Italy	270,000,000		255,318,750
Zayo Group LLC/Zayo Capital Inc., senior note, 6.00%, 4/01/23	United States	73,000,000		69,350,000
				2,590,812,749
Utilities 1.9%
The AES Corp., senior bond,
4.875%, 5/15/23	United States	110,000,000		96,800,000
5.50%, 3/15/24	United States	50,000,000		44,875,000
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	250,000,000		221,562,500
senior note, 5.375%, 1/15/23	United States	240,000,000		216,600,000
[d] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	5,000,000		5,185,950
Dynegy Inc., senior note,
6.75%, 11/01/19	United States	378,000,000		357,210,000
7.375%, 11/01/22	United States	256,700,000		224,612,500
5.875%, 6/01/23	United States	110,000,000		88,825,000
[d]InterGen NV,
secured bond, 144A, 7.00%, 6/30/23	Netherlands	143,700,000		114,600,750
secured note, 144A, 7.50%, 6/30/21	Netherlands	35,800,000	GBP	49,271,567
NGL Energy Partners LP/NGL Energy Finance Corp., senior note, 6.875%, 10/15/21	United States	63,000,000		47,565,000
				1,467,108,267
Total Corporate Bonds (Cost $26,518,675,220)				22,619,283,322
[i]Senior Floating Rate Interests 3.6%
Consumer Discretionary 1.4%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	29,550,000		27,752,385
Academy Ltd., Initial Term Loan, 5.00%, 7/02/22	United States	94,020,548		90,827,798
Altice Financing SA, Loans, 5.50%, 7/02/19	Luxembourg	49,000,000		48,897,933
Belk Inc., Closing Date Term Loan, 5.75%, 12/10/22	United States	250,000,000		223,541,750
iHeartCommunications Inc.,
Tranche D Term Loan, 7.174%, 1/30/19	United States	707,373,595		498,698,384
Tranche E Term Loan, 7.924%, 7/30/19	United States	200,744,256		141,691,921

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)
[j]Neiman Marcus Group Ltd. Inc., Term Loan, 5.50%, 10/25/20	United States	57,000,000	50,605,341
TOMS Shoes LLC, Term Loan B, 6.50%, 10/30/20	United States	24,812,500	16,872,500
			1,098,888,012
Consumer Staples 0.1%
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	97,500,000	96,707,813
Energy 0.6%
Callon Petroleum Co., Second Lien Term Loan, 8.50%, 10/08/21	United States	54,500,000	52,047,500
CJ Holding Co.,
B-2 Term Loan, 7.25%, 3/24/22	United States	49,625,000	30,767,500
Term Loan B-1, 6.50%, 3/24/20	United States	49,625,000	30,817,125
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	145,303,136	57,879,034
Fieldwood Energy LLC, Loans (Second Lien), 8.375%, 9/30/20	United States	119,261,084	18,783,621
[b]Hercules Offshore Inc., First Lien Exit Facility, 9.50%, 10/28/20	United States	90,992,719	64,149,866
McDermott Finance LLC, Term Loan, 5.25%, 4/16/19	United States	12,749,098	12,430,370
NGPL PipeCo LLC, Term Loan, 6.75%, 9/15/17	United States	116,594,486	110,473,276
W&T Offshore Inc., Second Lien Term Loan, 9.00%, 5/15/20	United States	120,000,000	99,813,600
			477,161,892
Financials 0.2%
First Eagle Investment Management, Initial Term Loans, 4.75%, 12/01/22	United States	150,000,000	148,249,950
Health Care 0.3%
Concordia Healthcare Corp., Initial Dollar Term Loan, 5.25%, 10/21/21	United States	45,000,000	42,975,000
Lannett Co. Inc., Initial Tranche B Term Loans, 6.375%, 11/25/22	United States	65,000,000	60,775,000
Pharmaceutical Product Development LLC/Jaguar, Initial Term Loan, 4.25%, 8/18/22	United States	29,850,000	29,081,362
[j]US Renal Care Inc., Initial Term Loan, 6.50%, 12/01/22	United States	60,000,000	59,674,980
			192,506,342
Industrials 0.5%
[b]CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	20,320,197	17,001,238
CEVA Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	21,053,571	17,614,828
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	Canada	3,629,926	3,037,040
CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21	United States	29,039,409	24,296,315
Commercial Barge Line Co., Initial Term Loan, 9.75%, 11/12/20	United States	140,000,000	130,200,000
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	36,590,777	32,382,838
XPO Logistics Inc., First Lien Term Loan, 5.50%, 10/29/21	United States	175,000,000	174,526,100
			399,058,359
Information Technology 0.3%
[j]Avago Technologies Cayman Ltd., Term Loan B, 5.75%, 12/15/22	United States	85,000,000	84,091,010
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	59,527,697	49,675,863
[j]Microsemi Corp., Term Loan B, 6.75%, 1/15/23	United States	65,000,000	64,004,720
			197,771,593
Materials 0.1%
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	Australia	81,436,012	61,133,526
Utilities 0.1%
Intergen NV, Term Advance, 5.50%, 6/13/20	Netherlands	43,862,782	39,750,646
Total Senior Floating Rate Interests (Cost $3,215,213,014)			2,711,228,133
		Shares
Escrows and Litigation Trusts 0.0%
[a,k]Motors Liquidation Co., Escrow Account	United States	400,000,000	—
[a,k]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	—
Total Escrows and Litigation Trusts (Cost $2,416,248)			—
Total Investments before Short Term Investments (Cost $76,378,482,505)			72,554,272,204

Short Term Investments 4.8%
		Principal Amount*
Corporate Bonds (Cost $78,558,791) 0.1%
Sabine Pass LNG LP, senior secured note, first lien, 7.50%, 11/30/16	United States	80,000,000	80,000,000
U.S. Government and Agency Securities 2.5%
[l]FHLB, 1/08/16 - 2/05/16	United States	708,200,000	708,157,233
[l]International Bank for Reconstruction and Development, 1/05/16 - 2/09/16	Supranational[m]	546,129,000	546,099,236

Franklin Custodian Funds
Statement of Investments, December 31, 2015 (unaudited) (continued)
[l]U.S. Treasury Bill, 1/14/16 - 2/18/16	United States	649,750,000	649,717,180
Total U.S. Government and Agency Securities (Cost $1,903,887,791)			1,903,973,649
Total Investments before Money Market Funds and Repurchase Agreements (Cost $78,360,929,087)			74,538,245,853
		Shares
Money Market Funds (Cost $1,638,896,122) 2.2%
[a,n]Institutional Fiduciary Trust Money Market Portfolio	United States	1,638,896,122	1,638,896,122
Investments from Cash Collateral Received for Loaned Securities 0.0%†
Money Market Funds 0.0%†
[a,n]Institutional Fiduciary Trust Money Market Portfolio	United States	23,000,000	23,000,000
		Principal Amount*
Repurchase Agreements 0.0%†
[o]Joint Repurchase Agreement, 0.30%, 1/04/16 (Maturity Value $4,229,942)
RBS Securities Inc.
Collateralized by U.S. Treasury Note, 0.289% - 3.25%, 7/31/16 - 11/15/23 (valued at
$4,314,418)	United States	4,229,801	4,229,801
Total Investments from Cash Collateral Received for Loaned Securities (Cost $27,229,801)			27,229,801
Total Investments (Cost $80,027,055,010) 99.8%			76,204,371,776
Other Assets, less Liabilities 0.2%			165,303,732
Net Assets 100.0%			$76,369,675,508

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 8 regarding holdings of 5% voting securities.
c See Note 6 regarding restricted securities.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
December 31, 2015, the aggregate value of these securities was $17,337,947,020, representing 22.70% of net assets.
e A portion or all of the security is on loan at December 31, 2015.
f Income may be received in additional securities and/or cash.
g Principal amount is stated in 1,000 Units.
h Perpetual security with no stated maturity date.
i The coupon rate shown represents the rate at period end.
j Security purchased on a delayed delivery basis.
k Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2015, the aggregate value of these securities was $-.
l The security is traded on a discount basis with no stated coupon rate.
m A supranational organization is an entity formed by two or more central governments through international treaties.
n See Note 9 regarding investments in affiliated management investment companies.
o Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2015, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)

Currency

EUR	-	Euro
GBP	-	British Pound

Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
L/C	-	Letter of Credit
MTN	-	Medium Term Note
PIK	-	Payment-In-Kind

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited)

Franklin U.S. Government Securities Fund	Principal Amount	Value
Mortgage-Backed Securities 97.6%
Government National Mortgage Association (GNMA) Fixed Rate 97.6%
GNMA GP 30 Year, 8.25%, 3/15/17 - 5/15/17	$7,465	$7,492
GNMA GP 30 Year, 9.25%, 9/15/16 - 12/15/16	17,910	18,085
GNMA I SF 15 Year, 6.50%, 5/15/18	30,112	30,650
GNMA I SF 30 Year, 3.50%, 4/15/43 - 5/15/43	40,995,275	42,870,024
GNMA I SF 30 Year, 4.00%, 12/15/40 - 9/15/41	15,189,311	16,303,571
GNMA I SF 30 Year, 4.50%, 2/15/39 - 6/15/39	56,676,824	61,842,708
GNMA I SF 30 Year, 4.50%, 7/15/39 - 12/15/39	52,648,143	57,172,267
GNMA I SF 30 Year, 4.50%, 12/15/39 - 4/15/40	56,493,675	61,229,179
GNMA I SF 30 Year, 4.50%, 4/15/40 - 6/15/40	53,102,250	57,444,190
GNMA I SF 30 Year, 4.50%, 6/15/40 - 7/15/40	49,449,937	53,900,095
GNMA I SF 30 Year, 4.50%, 7/15/40	52,530,039	56,952,074
GNMA I SF 30 Year, 4.50%, 7/15/40 - 8/15/40	45,982,462	49,725,605
GNMA I SF 30 Year, 4.50%, 8/15/40 - 6/15/41	49,301,306	53,738,018
GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/33	55,412,538	61,621,988
GNMA I SF 30 Year, 5.00%, 9/15/33 - 4/15/34	55,561,947	61,834,508
GNMA I SF 30 Year, 5.00%, 4/15/34 - 6/15/39	50,295,931	55,800,800
GNMA I SF 30 Year, 5.00%, 6/15/39 - 8/15/39	31,764,317	35,140,982
GNMA I SF 30 Year, 5.00%, 8/15/39 - 9/15/39	53,765,984	59,517,728
GNMA I SF 30 Year, 5.00%, 9/15/39 - 10/15/39	55,652,138	61,897,656
GNMA I SF 30 Year, 5.00%, 10/15/39 - 11/15/39	52,827,633	58,951,710
GNMA I SF 30 Year, 5.00%, 11/15/39	46,900,220	52,328,794
GNMA I SF 30 Year, 5.00%, 11/15/39 - 2/15/40	47,228,024	52,680,641
GNMA I SF 30 Year, 5.00%, 2/15/40 - 3/15/40	54,714,169	60,948,708
GNMA I SF 30 Year, 5.00%, 3/15/40 - 5/15/40	54,834,337	61,041,637
GNMA I SF 30 Year, 5.00%, 5/15/40 - 6/15/40	52,654,622	58,723,819
GNMA I SF 30 Year, 5.00%, 6/15/40 - 9/15/40	48,077,506	53,325,584
GNMA I SF 30 Year, 5.50%, 5/15/28 - 4/15/33	54,578,899	61,827,926
GNMA I SF 30 Year, 5.50%, 4/15/33 - 9/15/33	54,780,586	61,865,993
GNMA I SF 30 Year, 5.50%, 9/15/33 - 12/15/36	54,365,646	61,342,476
GNMA I SF 30 Year, 5.50%, 12/15/36 - 1/15/39	52,504,442	58,843,946
GNMA I SF 30 Year, 5.50%, 2/15/39 - 2/15/40	46,626,524	52,200,781
GNMA I SF 30 Year, 6.00%, 10/15/23 - 9/15/32	53,963,189	61,556,566
GNMA I SF 30 Year, 6.00%, 9/15/32 - 1/15/36	45,841,480	52,600,441
GNMA I SF 30 Year, 6.00%, 1/15/36 - 6/15/37	52,756,268	60,428,822
GNMA I SF 30 Year, 6.00%, 6/15/37 - 11/15/38	53,741,802	61,095,163
GNMA I SF 30 Year, 6.00%, 11/15/38 - 12/15/39	30,152,280	34,084,033
GNMA I SF 30 Year, 6.50%, 5/15/23 - 7/15/32	54,204,663	62,142,446
GNMA I SF 30 Year, 6.50%, 7/15/32 - 8/15/37	17,898,031	20,750,596
GNMA I SF 30 Year, 6.75%, 3/15/26	6,493	7,430
GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32	49,359,363	55,016,990
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26	173,906	183,259
GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33	15,323,333	16,907,436
GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22	102,225	102,737
GNMA I SF 30 Year, 8.00%, 6/15/16 - 9/15/30	7,016,939	7,388,355
GNMA I SF 30 Year, 8.50%, 8/15/16 - 5/15/25	1,460,856	1,547,580
GNMA I SF 30 Year, 9.00%, 4/15/16 - 7/15/23	1,449,644	1,512,522
GNMA I SF 30 Year, 9.50%, 5/15/16 - 8/15/22	1,344,158	1,374,600
GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25	1,124,644	1,151,333
GNMA I SF 30 Year, 10.50%, 3/15/16 - 10/15/21	601,429	615,312
GNMA I SF 30 Year, 11.00%, 2/15/16 - 5/15/21	81,551	82,495
GNMA I SF 30 Year, 11.50%, 2/15/16	5,945	5,977
GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17	5,858	5,897
GNMA II SF 30 Year, 3.00%, 2/20/45	15,035,890	15,259,526
GNMA II SF 30 Year, 3.50%, 10/20/40 - 6/20/42	21,830,447	22,825,886
GNMA II SF 30 Year, 3.50%, 7/20/42	90,997,811	95,146,644
GNMA II SF 30 Year, 3.50%, 8/20/42	34,531,365	36,115,596
GNMA II SF 30 Year, 3.50%, 9/20/42	201,252,680	210,428,478
GNMA II SF 30 Year, 3.50%, 10/20/42 - 11/20/42	53,531,361	55,975,352
GNMA II SF 30 Year, 3.50%, 11/20/42 - 3/20/43	51,467,022	53,831,290
GNMA II SF 30 Year, 3.50%, 4/20/43 - 5/20/43	45,173,281	47,227,149

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)
GNMA II SF 30 Year, 3.50%, 5/20/43	57,810,994	60,429,130
GNMA II SF 30 Year, 3.50%, 6/20/43	66,509,144	69,521,198
GNMA II SF 30 Year, 3.50%, 8/20/43	48,854,994	51,052,555
GNMA II SF 30 Year, 3.50%, 4/20/45	128,112,962	133,744,517
GNMA II SF 30 Year, 3.50%, 5/20/45	196,462,303	205,098,340
GNMA II SF 30 Year, 3.50%, 6/20/45	231,529,937	241,707,467
GNMA II SF 30 Year, 3.50%, 7/20/45	58,658,252	61,236,735
GNMA II SF 30 Year, 3.50%, 8/20/45	54,787,789	57,196,136
GNMA II SF 30 Year, 3.50%, 9/20/45	168,079,723	175,468,126
GNMA II SF 30 Year, 3.50%, 10/20/45 - 11/20/45	49,820,528	52,010,525
GNMA II SF 30 Year, 4.00%, 5/20/40 - 10/20/40	20,706,526	22,179,327
GNMA II SF 30 Year, 4.00%, 11/20/40	63,154,755	67,663,897
GNMA II SF 30 Year, 4.00%, 12/20/40	36,748,408	39,372,867
GNMA II SF 30 Year, 4.00%, 1/20/41 - 6/20/41	40,312,740	43,193,625
GNMA II SF 30 Year, 4.00%, 7/20/41	52,776,444	56,488,866
GNMA II SF 30 Year, 4.00%, 9/20/41	61,507,799	65,809,248
GNMA II SF 30 Year, 4.00%, 10/20/41	73,591,814	78,743,421
GNMA II SF 30 Year, 4.00%, 11/20/41	66,639,332	71,296,287
GNMA II SF 30 Year, 4.00%, 2/20/44	51,300,751	54,955,595
GNMA II SF 30 Year, 4.00%, 7/20/45	348,864,682	370,941,882
GNMA II SF 30 Year, 4.00%, 9/20/45	67,078,258	71,349,459
GNMA II SF 30 Year, 4.00%, 10/20/45	126,005,679	134,034,142
GNMA II SF 30 Year, 4.00%, 11/20/45	155,145,306	165,049,715
GNMA II SF 30 Year, 4.00%, 12/20/45	25,000,000	26,596,000
GNMA II SF 30 Year, 4.50%, 5/20/33 - 11/20/39	32,049,503	34,862,754
GNMA II SF 30 Year, 4.50%, 12/20/39 - 1/20/40	53,726,249	58,539,509
GNMA II SF 30 Year, 4.50%, 2/20/40 - 7/20/40	40,139,286	43,735,474
GNMA II SF 30 Year, 4.50%, 5/20/41	58,034,643	63,234,748
GNMA II SF 30 Year, 4.50%, 6/20/41	70,860,228	77,209,609
GNMA II SF 30 Year, 4.50%, 6/20/41	17,307,572	18,858,404
GNMA II SF 30 Year, 4.50%, 7/20/41	75,673,167	82,453,849
GNMA II SF 30 Year, 4.50%, 8/20/41	9,472,153	10,320,909
GNMA II SF 30 Year, 4.50%, 9/20/41	99,443,917	108,354,610
GNMA II SF 30 Year, 4.50%, 10/20/41	74,809,081	81,512,755
GNMA II SF 30 Year, 4.50%, 8/20/42 - 2/20/44	46,502,053	50,090,992
GNMA II SF 30 Year, 5.00%, 7/20/33 - 10/20/33	52,252,640	57,870,150
GNMA II SF 30 Year, 5.00%, 11/20/33 - 3/20/36	37,162,897	41,114,762
GNMA II SF 30 Year, 5.00%, 7/20/39 - 4/20/40	48,851,269	53,996,443
GNMA II SF 30 Year, 5.00%, 5/20/40 - 9/20/41	46,802,720	51,732,614
GNMA II SF 30 Year, 5.50%, 6/20/34 - 11/20/34	37,957,888	42,333,798
GNMA II SF 30 Year, 5.50%, 12/20/34 - 5/20/35	53,257,301	59,438,970
GNMA II SF 30 Year, 5.50%, 6/20/35 - 5/20/39	51,587,597	57,364,092
GNMA II SF 30 Year, 5.50%, 11/20/39 - 4/20/40	5,168,965	5,762,551
GNMA II SF 30 Year, 6.00%, 10/20/23 - 9/20/35	52,634,799	60,065,601
GNMA II SF 30 Year, 6.00%, 11/20/35 - 7/20/39	54,710,135	61,433,514
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	37,170,804	42,958,525
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	7,922,589	9,558,625
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	1,823,124	2,097,404
GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30	866,811	1,030,755
GNMA II SF 30 Year, 8.50%, 6/20/16 - 6/20/25	306,396	325,801
GNMA II SF 30 Year, 9.00%, 11/20/17 - 11/20/21	53,043	58,075
GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25	81,011	85,751
GNMA II SF 30 Year, 10.00%, 10/20/17 - 3/20/21	107,319	116,200
GNMA II SF 30 Year, 10.50%, 2/20/16 - 1/20/21	164,173	169,621
GNMA II SF 30 Year, 11.00%, 7/20/18 - 1/20/21	34,993	35,379
GNMA II SF 30 Year, 11.50%, 1/20/18	1,582	1,605
Total Mortgage-Backed Securities (Cost $5,886,093,670)		6,068,362,455
	Shares

Short Term Investments (Cost $134,150,983) 2.2%
Money Market Funds 2.2%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	134,150,983	134,150,983

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited) (continued)
Total Investments (Cost $6,020,244,653) 99.8%	6,202,513,438
Other Assets, less Liabilities 0.2%	12,817,888
Net Assets 100.0%	$6,215,331,326

[a] Non-income producing.
[b] See Note 9 regarding investments in affiliated management investment companies.
ABBREVIATIONS
Selected Portfolio
GP	- Graduated Payment
SF	- Single Family

Franklin Custodian Funds

Statement of Investments, December 31, 2015 (unaudited)

Franklin Utilities Fund	Country	Shares	Value
Common Stocks 98.2%
Electric Utilities 49.1%
ALLETE Inc.	United States	1,000,000	$50,830,000
American Electric Power Co. Inc.	United States	4,000,000	233,080,000
Duke Energy Corp.	United States	3,300,000	235,587,000
Edison International	United States	4,400,000	260,524,000
Entergy Corp.	United States	1,000,000	68,360,000
Eversource Energy	United States	1,700,000	86,819,000
Exelon Corp.	United States	6,600,000	183,282,000
FirstEnergy Corp.	United States	1,300,000	41,249,000
Great Plains Energy Inc.	United States	4,300,000	117,433,000
IDACORP Inc.	United States	400,000	27,200,000
ITC Holdings Corp.	United States	300,000	11,775,000
NextEra Energy Inc.	United States	2,900,000	301,281,000
OGE Energy Corp.	United States	2,000,000	52,580,000
Pinnacle West Capital Corp.	United States	1,900,000	122,512,000
PNM Resources Inc.	United States	3,000,000	91,710,000
Portland General Electric Co.	United States	1,800,000	65,466,000
PPL Corp.	United States	4,000,000	136,520,000
The Southern Co.	United States	3,500,000	163,765,000
Westar Energy Inc.	United States	2,700,000	114,507,000
Xcel Energy Inc.	United States	4,600,000	165,186,000
			2,529,666,000
Gas Utilities 2.2%
The Laclede Group Inc.	United States	1,000,000	59,410,000
ONE Gas Inc.	United States	438,181	21,983,541
Questar Corp.	United States	1,700,000	33,116,000
			114,509,541
Independent Power & Renewable Electricity Producers 0.3%
[a]Drax Group PLC	United Kingdom	4,000,000	14,409,335

Multi-Utilities 37.1%
Alliant Energy Corp.	United States	1,900,000	118,655,000
Ameren Corp.	United States	600,000	25,938,000
Black Hills Corp.	United States	500,000	23,215,000
CenterPoint Energy Inc.	United States	6,200,000	113,832,000
CMS Energy Corp.	United States	4,700,000	169,576,000
Consolidated Edison Inc.	United States	800,000	51,416,000
Dominion Resources Inc.	United States	4,200,000	284,088,000
DTE Energy Co.	United States	1,800,000	144,342,000
MDU Resources Group Inc.	United States	3,600,000	65,952,000
National Grid PLC	United Kingdom	11,000,000	152,001,086
NiSource Inc.	United States	2,000,000	39,020,000
NorthWestern Corp.	United States	596,800	32,376,400
PG&E Corp.	United States	4,000,000	212,760,000
Public Service Enterprise Group Inc.	United States	3,000,000	116,070,000
Sempra Energy	United States	2,300,000	216,223,000
Vectren Corp.	United States	925,100	39,242,742
WEC Energy Group Inc.	United States	2,100,000	107,751,000
			1,912,458,228
Oil, Gas & Consumable Fuels 5.6%
Columbia Pipeline Group Inc.	United States	2,750,000	55,000,000
Enbridge Inc.	Canada	600,000	19,952,288
Kinder Morgan Inc.	United States	3,200,000	47,744,000
[b]Plains GP Holdings LP, A	United States	2,600,000	24,570,000
Spectra Energy Corp.	United States	1,800,000	43,092,000
TransCanada Corp.	Canada	1,400,000	45,735,560

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Custodian Funds
Statement of Investments, December 31, 2015 (unaudited) (continued)
The Williams Cos. Inc.	United States	2,000,000	51,400,000
			287,493,848
Water Utilities 3.9%
American Water Works Co. Inc.	United States	1,800,000	107,550,000
United Utilities Group PLC	United Kingdom	6,700,000	92,384,970
			199,934,970
Total Common Stocks (Cost $3,342,628,706)			5,058,471,922
		Principal Amount
Corporate Bonds 1.0%
Electric Utilities 0.1%
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	$6,105,469	6,504,845
Multi-Utilities 0.9%
Aquila Inc., senior note, 8.27%, 11/15/21	United States	6,100,000	7,627,245
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	25,000,000	35,571,650
			43,198,895
Total Corporate Bonds (Cost $37,332,437)			49,703,740
Total Investments before Short Term Investments (Cost $3,379,961,143)			5,108,175,662
Short Term Investments 0.7%
		Shares
Money Market Funds (Cost $29,003,983) 0.6%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	United States	29,003,983	29,003,983
Investments from Cash Collateral Received for Loaned Securities
(Cost $6,342,894) 0.1%
Money Market Funds 0.1%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	United States	6,342,894	6,342,894
Total Investments (Cost $3,415,308,020) 99.9%			5,143,522,539
Other Assets, less Liabilities 0.1%			5,196,091
Net Assets 100.0%			$5,148,718,630

a A portion or all of the security is on loan at December 31, 2015.
b Non-income producing.
c See Note 9 regarding investments in affiliated management investment companies.

Franklin Custodian Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period:

Franklin Income Fund - Options

4. MORTGAGE DOLLAR ROLLS

Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At December 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	DynaTech Fund	Growth Fund	Income Fund

Cost of investments	$1,936,857,280	$6,095,430,013	$80,160,747,417

Unrealized appreciation	$1,196,884,969	$5,787,386,285	$6,830,293,419
Unrealized depreciation	(19,599,358)	(126,359,793)	(10,786,668,223)
Net unrealized appreciation (depreciation)	$1,177,285,611	$5,661,026,492	$(3,956,374,804)

	Franklin U.S.
	Government	Franklin
	Securities Fund	Utilities Fund

Cost of investments	$6,020,263,098	$3,415,023,836

Unrealized appreciation	$209,926,487	$1,886,599,752
Unrealized depreciation	(27,676,147)	(158,101,049)
Net unrealized appreciation (depreciation)	$182,250,340	$1,728,498,703

6. RESTRICTED SECURITIES

At December 31, 2015, certain or all Funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
Franklin Income Fund
6,854,566	First Data Holdings Inc., B (Value is 0.13% of Net Assets)	6/26/14	$86,666,664	$98,829,132

7. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statement of Investments.

At December 31, 2015, unfunded commitments were as follows:

			Unfunded
Borrower			Commitment
Franklin Income Fund
Frontier Communications Corp., Senior Unsecured Bridge Loan, FRN,	6.50	%,
6/10/16			$125,000,000

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for certain or all Funds for the three months ended December 31, 2015, were as shown below.

	Number of					Number of
	Shares/ Principal					Shares/ Principal
	Amount*					Amount*
	Held at Beginning	Gross		Gross		Held at End of	Value at		Investment	Realized
Name of Issuer	of Period	Additions		Reductions		of Period	End of Period		Income	Gain (Loss)
Franklin Income Fund
Non-Controlled Affiliates
Agrium Inc.	7,500,000	-		(1,000,000)		6,500,000	$-	a	$-	$(3,515,049)
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	20,320,197	-		-		20,320,197	17,001,238		311,859	-
CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	174,778,982	-		(10,000,000)		164,778,982	139,650,187		1,670,037	(1,237,500)
CEVA Holdings LLC	91,371	-		-		91,371	41,116,977		-	-
CEVA Holdings LLC, cvt. pfd., A-1	2,897	-		-		2,897	1,810,781		-	-
CEVA Holdings LLC, cvt. pfd., A-2	110,565	-		-		110,565	49,754,286		-	-
Halcon Resources Corp.	47,500,000	-		(42,223,663	) [b]	5,276,337	- a		-	(28,540,047)
Halcon Resources Corp., 13.00%, 2/15/22	341,510,000	118,490,000		-		460,000,000	- a		-	-
Halcon Resources Corp., 5.75%, cvt. pfd., A	37,000	-		-		37,000	-	a	-	-
Halcon Resources Corp., secured note, second lien, 144A, 8.625%, 2/01/20	130,000,000	60,000,000		-		190,000,000	-	a	-	-
Halcon Resources Corp., senior note, 8.875%, 5/15/21	13,375,000	15,300,000		-		28,675,000	- a		-	-
Halcon Resources Corp., senior note, 9.75%, 7/15/20	6,500,000	10,000,000		-		16,500,000	- a		-	-
Hercules Offshore Inc.	-	1,874,264	b	(466,383)		1,407,881	3,055,102		-	(26,927,965)
Hercules Offshore Inc., First Lien Exit Facility, 9.50%, 10/28/20	94,000,000	-		(3,007,281	) [b]	90,992,719	64,149,866		1,450,409	(4,555)
PG&E Corp.	24,910,000	-		(5,910,000)		19,000,000	- a		-	20,086,321
Total Affiliated Securities (Value is 0.41% of Net Assets)							$316,538,437		$3,432,305	$(40,138,795)
Franklin Utilities Fund
Non-Controlled Affiliates
8point3 Energy Partners LP	1,298,500	-		(1,298,500)		-	$-		$204,222	$(9,441,519)

*In U.S. dollars unless otherw ise indicated.
[a]As of December 31, 2015, no longer an affiliate.
[b]Gross addition/reduction w as the result of various corporate actions.

9. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees.

								% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period
Franklin DynaTech Fund
Institutional Fiduciary Trust Money Market Portfolio	132,223,790	105,766,433	(81,627,782)	156,362,441	$156,362,441	$ -	$-	0.80%

Franklin Growth Fund
Institutional Fiduciary Trust Money Market Portfolio	1,399,136,183	377,933,022	(224,181,464)	1,552,887,741	$1,552,887,741	$ -	$-	7.92%

Franklin Income Fund
Institutional Fiduciary Trust Money Market Portfolio	143,022,415	7,890,385,576	(6,371,511,869)	1,661,896,122	$1,661,896,122	$ -	$-	8.48%

Franklin U.S. Government Securities Fund
Institutional Fiduciary Trust Money Market Portfolio	106,304,328	346,175,723	(318,329,068)	134,150,983	$134,150,983	$ -	$-	0.68%

Franklin Utilities Fund
Institutional Fiduciary Trust Money Market Portfolio	2,850,614	150,167,390	(117,671,127)	35,346,877	$35,346,877	$ -	$-	0.18%

10. UPCOMING ACQUISITIONS/ REORGANIZATION

On October 7, 2015, the Board for Franklin Global Trust approved a proposal to reorganize Franklin Large Cap Equity Fund with and into Franklin Growth Fund, subject to approval by the shareholders of Franklin Large Cap Equity Fund.

11. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Equity Investments[a]	$2,957,780,450	$-	$-		$2,957,780,450
Short Term Investments	156,362,441	-	-		156,362,441
Total Investments in Securities	$3,114,142,891	$-	$-		$3,114,142,891

Franklin Grow th Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Pharmaceuticals, Biotechnology & Life Sciences	$1,521,785,340	$-	$5,090,861		$1,526,876,201
All Other Equity Investments[a]	8,676,692,563	-	-		8,676,692,563
Short Term Investments	1,552,887,741	-	-		1,552,887,741
Total Investments in Securities	$11,751,365,644	$-	$5,090,861		$11,756,456,505

Franklin Income Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Energy	$5,810,115,945	$17,594,000	$-		$5,827,709,945
Financials	3,717,292,603	44,625,000	-		3,761,917,603
Industrials	5,175,503,400	92,682,044	-		5,268,185,444
Information Technology	2,123,531,434	-	98,829,132		2,222,360,566
All Other Equity Investments[a]	20,333,461,280	-	-		20,333,461,280
Equity-Linked Securities	-	9,533,783,822	-		9,533,783,822
Convertible Bonds	-	257,293,926	19,048,163		276,342,089
Corporate Bonds	-	22,668,834,159	30,450,000		22,699,284,159
Senior Floating Rate Interests	-	2,711,228,133	-		2,711,228,133
Escrow s and Litigation Trusts	-	-	-	c	-
Short Term Investments	2,311,613,302	1,258,486,270	-		3,570,099,572
Total Investments in Securities	$39,471,517,964	$36,584,527,354	$148,327,295		$76,204,372,613

Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
Mortgage-Backed Securities	$-	$6,068,362,455	$	- $	6,068,362,455
Short Term Investments	134,150,983	-		-	134,150,983
Total Investments in Securities	$134,150,983	$6,068,362,455	$	- $	6,202,513,438

Franklin Utilities Fund
Assets:
Investments in Securities:
Equity Investments[a]	$5,058,471,922	$-	$	- $	5,058,471,922
Corporate Bonds	-	49,703,740		-	49,703,740
Short Term Investments	35,346,877	-		-	35,346,877
Total Investments in Securities	$5,093,818,799	$49,703,740	$	- $	5,143,522,539

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at December 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2016